Nuveen AMT-Free Quality Municipal Income
Fund
Portfolio of Investments July 31, 2024
(Unaudited)
NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 162.9%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 162 .9% ( 100 .0 % of Total Investments) X 6,145,663,722
ALABAMA - 1.2% (0.7% of Total Investments)
$ 15,520 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 $ 15,734,106
5,920 Autauga County Board of Education, Alabama, Special Tax Warrants,
Series 2021, 4.000%, 4/01/51
10/31 at 100.00 5,753,345
35 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 4.000%, 7/01/35 - BAM Insured
7/30 at 100.00 35,722
4,250 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 4,291,986
4,910 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53
10/33 at 100.00 5,377,063
4,900 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 3,686,711
2,410 Pike Road, Alabama, General Obligation Warrants, Series 2023, 5.000%,
3/01/52
3/33 at 100.00 2,577,046
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory
Put 12/01/29)
9/29 at 100.10 1,075,069
5,310 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 5,376,275
TOTAL ALABAMA 43,907,323
ARIZONA - 2.1% (1.3% of Total Investments)
6,970 (d) Arizona Industrial Development Authority, 4.650%, 10/01/48, (UB) 4/33 at 100.00 7,017,986
1,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 1,156,882
1,965 (d) Arizona Industrial Development Authority, Single Family Mortgage
Revenue Bonds, Series 2024A, 4.700%, 10/01/51, (UB)
4/33 at 100.00 1,989,210
7,115 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015B, 5.000%, 7/01/43 - AGM Insured
7/25 at 100.00 7,166,101
1,315 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 1,364,868
8,895 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 8,325,811
5,135 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 5,148,653
3,130 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 4.000%, 1/01/48
7/30 at 100.00 2,975,585
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A
:
6,550 4.000%, 7/01/49 7/29 at 100.00 6,397,935
1,500 5.000%, 7/01/49 7/29 at 100.00 1,581,348
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B
:
6,545 5.500%, 7/01/37 - FGIC Insured No Opt. Call 8,092,859

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 10,000 5.500%, 7/01/40 - FGIC Insured No Opt. Call $ 12,394,112
3,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/47
8/28 at 100.00 3,141,887
11,080 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 12,238,358
TOTAL ARIZONA 78,991,595
ARKANSAS - 0.0% (0.0% of Total Investments)
1,750 (c) Arkansas Development Finance Authority, Charter School Revenue Bonds,
Academy of Math and Science - Little Rock Project Series 2024A, 7.000%,
7/01/59
7/31 at 103.00 1,698,832
TOTAL ARKANSAS 1,698,832
CALIFORNIA - 5.2% (3.2% of Total Investments)
3,335 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52 -
AGM Insured
10/32 at 100.00 3,601,502
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call 3,720,289
3,450 Antelope Valley Joint Union High School District, Los Angeles and Kern
Counties, California, General Obligation Bonds, Series 2004B, 0.000%,
8/01/29 - NPFG Insured
No Opt. Call 2,929,247
8,000 Beverly Hills Unified School District, Los Angeles County, California,
General Obligation Bonds, 2008 Election Series 2009, 0.000%, 8/01/33
No Opt. Call 5,938,503
Burbank Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2013, Series 2015A
:
2,250 (e) 5.000%, 8/01/32, (Pre-refunded 2/01/25) 2/25 at 100.00 2,273,960
1,350 (e) 5.000%, 8/01/33, (Pre-refunded 2/01/25) 2/25 at 100.00 1,364,376
50 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 51,113
California Educational Facilities Authority, Revenue Refunding Bonds,
Loyola Marymount University, Series 2001A
:
5,890 0.000%, 10/01/24 - NPFG Insured No Opt. Call 5,857,597
7,615 0.000%, 10/01/25 - NPFG Insured No Opt. Call 7,327,356
1,350 0.000%, 10/01/39 - NPFG Insured No Opt. Call 728,634
1,500 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 1,521,957
965 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 969,401
5,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2017, 4.000%, 8/01/36
8/26 at 100.00 5,025,605
5 California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31
- AMBAC Insured
9/24 at 100.00 5,007
9,130 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 9,234,797
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
19 (f),(g) 5.750%, 7/01/30 1/22 at 100.00 19,203
25 (f),(g) 5.750%, 7/01/35 1/22 at 100.00 24,650
30 (f),(g) 5.500%, 7/01/39 1/22 at 100.00 29,580

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 10,445 Castaic Lake Water Agency, California, Certificates of Participation, Water
System Improvement Project, Series 1999a, 0.000%, 8/01/29 - AMBAC
Insured
No Opt. Call $ 8,947,305
4,775 (e) Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured, (ETM)
No Opt. Call 4,631,304
7,775 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call 5,556,706
910 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 6.850%, 1/15/42
1/31 at 100.00 1,090,125
5,000 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 3,830,062
1,500 Lincoln Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 1, Series 2005, 0.000%, 9/01/26 -
AMBAC Insured
No Opt. Call 1,379,037
995 (e) Los Angeles Department of Water and Power, California, Electric Plant
Revenue Bonds, Series 1994, 5.375%, 2/15/34, (ETM)
9/24 at 100.00 1,012,052
2,490 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 - NPFG
Insured
No Opt. Call 2,255,908
10,335 (h) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 10,257,845
5,500 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call 7,036,972
14,100 New Haven Unified School District, California, General Obligation Bonds,
Refunding Series 2009, 0.000%, 8/01/34 - AGC Insured
No Opt. Call 10,022,224
2,500 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/29
No Opt. Call 2,134,162
375 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call 378,878
Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B
:
1,745 (e) 5.000%, 8/15/34, (Pre-refunded 8/15/32) - NPFG Insured 8/32 at 100.00 2,018,271
1,490 (e) 5.000%, 8/15/34 - NPFG Insured, (ETM) 5/21 at 100.00 1,658,378
1,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 - AGM Insured
No Opt. Call 853,665
2,000 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 - NPFG
Insured
No Opt. Call 2,000,000
9,320 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/33 - AGC Insured
No Opt. Call 6,509,100
1,800 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 0.000%, 8/01/28
No Opt. Call 1,591,229
4,080 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 4,218,826
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
10,595 (e) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 10,704,541
32,725 (e) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 33,063,344

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 2,965 San Juan Unified School District, Sacramento County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/28 - NPFG Insured
No Opt. Call $ 2,600,550
4,005 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/26 - FGIC Insured
No Opt. Call 3,755,213
15,750 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 - AGM
Insured
No Opt. Call 8,696,596
San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
:
5,000 0.000%, 8/01/46 8/25 at 32.80 1,568,855
6,570 0.000%, 8/01/47 8/25 at 30.90 1,941,967
20,990 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed, Capital Appreciation Bonds, San Diego County
Tobacco Asset Securitization Corporation, Refunding Senior Series
2019B-Class 2, 0.000%, 6/01/54
12/29 at 25.69 4,134,954
2,630 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Series 2001B, 0.000%, 9/01/25 - FGIC Insured
No Opt. Call 2,547,234
TOTAL CALIFORNIA 197,018,080
COLORADO - 14.6% (9.0% of Total Investments)
1,815 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 1,784,928
6,600 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 5,902,088
2,500 Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019, 4.000%, 12/01/38
12/29 at 100.00 2,549,329
Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022
:
1,610 4.000%, 12/01/48 12/32 at 100.00 1,576,759
2,220 4.000%, 12/01/52 12/32 at 100.00 2,138,570
Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam Facility and
Other System Improvements Project, First Lien Series 2021
:
3,315 4.000%, 8/01/46 8/31 at 100.00 3,219,573
2,000 4.000%, 8/01/51 8/31 at 100.00 1,921,415
9,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 8,868,552
Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022
:
3,010 5.000%, 6/01/42 6/32 at 100.00 3,311,254
7,975 5.000%, 6/01/52 6/32 at 100.00 8,538,008
1,150 Castle Oaks Metropolitan District 3, Castle Rock, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020, 4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 1,064,097
1,060 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
9/24 at 103.00 1,028,501
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
1,575 (c) 5.000%, 12/01/37 9/24 at 102.00 1,562,008
3,620 (c) 5.000%, 12/01/47 9/24 at 102.00 3,411,278
1,445 Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure
Revenue Bonds, Series 2024A, 5.500%, 12/01/54 - AGM Insured
12/34 at 100.00 1,635,238
1,700 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44
9/24 at 100.00 1,700,616

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 2,545 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 $ 2,605,662
Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project,
Refunding Series 2017
:
2,005 (e) 5.000%, 6/01/34, (Pre-refunded 6/01/27) 6/27 at 100.00 2,116,586
4,615 (e) 5.000%, 6/01/35, (Pre-refunded 6/01/27) 6/27 at 100.00 4,871,843
7,205 (e) 5.000%, 6/01/36, (Pre-refunded 6/01/27) 6/27 at 100.00 7,605,987
8,715 (e) 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 9,200,025
4,105 (e) 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 4,333,460
8,545 (e) 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 9,020,563
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
:
10,575 4.000%, 11/15/46 11/31 at 100.00 10,327,281
33,390 4.000%, 11/15/50 11/31 at 100.00 31,874,211
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 5.000%, 11/15/48
5/28 at 100.00 3,089,676
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016
:
1,000 5.000%, 1/01/31 9/24 at 102.00 1,006,750
4,290 5.000%, 1/01/37 9/24 at 102.00 4,312,523
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
21,340 5.000%, 8/01/44 8/29 at 100.00 22,193,418
28,740 4.000%, 8/01/49 8/29 at 100.00 26,758,044
3,410 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.500%, 11/01/47
11/32 at 100.00 3,777,418
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/50
12/27 at 103.00 3,138,566
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 767,893
1,500 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34, (Pre-refunded
9/01/25)
9/25 at 100.00 1,515,440
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A
:
7,080 (e) 4.000%, 9/01/45, (Pre-refunded 9/01/30) 9/30 at 100.00 7,507,417
3,000 (e) 4.000%, 9/01/50, (Pre-refunded 9/01/30) 9/30 at 100.00 3,181,109
4,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 4.000%, 11/01/39
11/29 at 100.00 3,924,620
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/38
1/30 at 100.00 3,332,728
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 5,029,723
4,150 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 4,151,730
Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018
:
1,892 5.625%, 12/01/32 9/24 at 103.00 1,906,016
2,660 5.875%, 12/01/46 9/24 at 103.00 2,672,859
2,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C, 5.250%, 12/01/53
12/33 at 100.00 2,199,618

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,500 (e) Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%,
3/01/41, (Pre-refunded 3/01/27)
3/27 at 100.00 $ 1,579,726
6,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 5,988,424
7,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2019O, 4.000%, 3/15/44
3/29 at 100.00 6,906,436
2,550 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated Headquaters
Facilities, Refunding Series 2020, 4.000%, 6/15/41
6/30 at 100.00 2,570,762
5,000 Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%,
12/15/35
12/28 at 100.00 5,134,641
Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016
:
7,115 (e) 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 7,384,854
1,000 (e) 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 1,037,928
1,250 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 1,212,083
15,370 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 8,520,687
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B
:
2,930 5.000%, 11/15/47 11/32 at 100.00 3,202,623
6,700 5.250%, 11/15/53 11/32 at 100.00 7,371,782
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B
:
5,000 5.000%, 12/01/43 12/28 at 100.00 5,239,442
2,500 5.000%, 12/01/48 12/28 at 100.00 2,598,210
6,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 6,652,470
10,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51
8/31 at 100.00 9,700,963
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
5,120 5.000%, 12/01/32 12/26 at 100.00 5,234,679
2,935 5.000%, 12/01/35 12/26 at 100.00 2,991,635
1,800 5.000%, 12/01/40 12/26 at 100.00 1,824,713
335 (c) Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39
9/24 at 103.00 338,410
1,500 (c) DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2019, 5.000%, 12/01/49
9/24 at 103.00 1,456,717
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
45,540 0.000%, 9/01/30 - NPFG Insured No Opt. Call 36,633,432
16,635 0.000%, 9/01/32 - NPFG Insured No Opt. Call 12,338,564
49,250 0.000%, 9/01/33 - NPFG Insured No Opt. Call 35,021,734
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A
:
9,310 0.000%, 9/01/28 - NPFG Insured No Opt. Call 8,075,434
2,900 0.000%, 9/01/34 - NPFG Insured No Opt. Call 1,979,088

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 18,500 0.000%, 3/01/36 - NPFG Insured No Opt. Call $ 11,764,183
5,950 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 5,887,363
3,850 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/49 - BAM Insured
12/30 at 100.00 3,699,963
5,000 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 5,435,336
Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021
:
5,700 4.000%, 12/01/46 - AGM Insured 12/31 at 100.00 5,557,064
1,440 4.000%, 12/01/51 - AGM Insured 12/31 at 100.00 1,364,360
2,000 Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 1,885,763
1,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 1,020,531
1,000 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/36
12/26 at 100.00 1,009,887
1,730 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.750%,
12/01/52
12/27 at 103.00 1,763,359
1,230 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 1,118,783
1,085 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
9/24 at 102.00 1,088,230
5,000 Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021, 4.000%, 7/01/51
7/31 at 100.00 4,819,882
2,325 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.000%, 7/01/42
7/31 at 100.00 2,517,900
16,320 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 16,453,599
3,680 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 3,708,226
4,055 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/39 - AGM
Insured
12/29 at 100.00 4,090,276
3,000 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series
2022, 4.000%, 11/01/47
11/32 at 100.00 2,974,902
5,088 (c) Platte River Metropolitan District, Weld County, Colorado, General
Obligation Bonds, Limited Tax Refunding Series 2023A, 6.500%, 8/01/53
8/29 at 103.00 5,291,528
600 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 411,132
Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017
:
9,865 5.000%, 12/01/42 12/27 at 100.00 10,155,570
3,600 5.000%, 12/01/47 12/27 at 100.00 3,687,974
2,350 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 2,350,876

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 850 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%,
12/01/52 - AGM Insured
12/32 at 100.00 $ 895,947
1,000 (c) Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52
9/27 at 103.00 983,037
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 958,927
3,250 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 3,337,815
Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020
:
685 (c) 3.000%, 12/01/30 No Opt. Call 608,007
1,300 (c) 5.000%, 12/01/44 12/30 at 100.00 1,279,987
995 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 819,169
1,000 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%,
12/01/45 - BAM Insured
12/28 at 100.00 854,553
2,500 University of Colorado, Enterprise System Revenue Bonds, Refunding
Green Series 2021A, 4.000%, 6/01/46
6/31 at 100.00 2,465,743
2,500 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%,
12/01/36 - BAM Insured
12/26 at 100.00 2,514,128
5,000 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 5,322,002
2,175 Weld County School District RE1, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/15/30
12/26 at 100.00 2,275,521
5,650 Weld County School District RE-4, Windsor, Colorado, General Obligation
Bonds, Series 2023, 5.250%, 12/01/47
12/32 at 100.00 6,271,974
7,810 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 7,670,807
1,785 (c) West Meadow Metropolitan District, Town of Fraser, Grand County,
Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A,
6.500%, 12/01/50
12/28 at 103.00 1,872,377
500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 440,000
TOTAL COLORADO 550,255,498
CONNECTICUT - 0.7% (0.4% of Total Investments)
1,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 1,668,268
6,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 5,582,254
2,800 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/55
1/26 at 102.00 2,424,427
7,165 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 7,210,616

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CONNECTICUT (continued)
$ 500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/34
7/27 at 100.00 $ 520,151
7,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/37
5/30 at 100.00 8,227,603
TOTAL CONNECTICUT 25,633,319
DELAWARE - 0.0% (0.0% of Total Investments)
1,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 1,006,426
TOTAL DELAWARE 1,006,426
DISTRICT OF COLUMBIA - 3.4% (2.1% of Total Investments)
1,250 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
8/24 at 100.00 1,243,452
107,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
9/24 at 26.17 23,899,563
5,000 District of Columbia, General Obligation Bonds, Series 2021D, 4.000%,
2/01/46
2/31 at 100.00 4,885,589
District of Columbia, Revenue Bonds, Georgetown University, Refunding
Series 2017
:
3,500 5.000%, 4/01/35 4/27 at 100.00 3,608,336
3,440 5.000%, 4/01/36 4/27 at 100.00 3,542,187
60 (e) 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 63,136
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
12,455 4.000%, 10/01/44 10/29 at 100.00 11,992,020
4,750 5.000%, 10/01/47 10/29 at 100.00 4,912,039
13,710 4.000%, 10/01/49 10/29 at 100.00 12,879,382
7,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 - AGC
Insured
No Opt. Call 4,316,166
32,000 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 34,357,120
18,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 19,690,899
3,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 3,079,679
TOTAL DISTRICT OF COLUMBIA 128,469,568
FLORIDA - 7.7% (4.8% of Total Investments)
2,800 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 5.000%, 9/01/46
9/24 at 100.00 2,800,917
2,830 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 2,852,159
5,810 Collier County, Florida, Tourist Development Tax Revenue Bonds, Series
2018, 4.000%, 10/01/43
10/28 at 100.00 5,803,402
530 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50
9/27 at 100.00 483,891

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Florida Housing Finance Corp
:
$ 6,925 (d) 4.700%, 7/01/49, (UB) 7/33 at 100.00 $ 6,950,710
6,060 (d) 4.750%, 7/01/54, (UB) 7/33 at 100.00 6,100,831
Florida Municipal Loan Council, Revenue Bonds, Series 2000B
:
1,040 0.000%, 11/01/25 - NPFG Insured No Opt. Call 987,381
1,590 0.000%, 11/01/26 - NPFG Insured No Opt. Call 1,448,107
2,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 1,937,691
15,000 (d) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018F, 5.000%, 10/01/48, (UB)
10/28 at 100.00 15,597,585
5,730 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24)
10/24 at 100.00 5,748,337
13,480 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 12,305,781
5,060 Hollywood, Florida, General Obligation Bonds, Series 2022, 5.000%,
7/01/47
7/32 at 100.00 5,392,485
2,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 2,505,169
Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A
:
3,810 5.000%, 2/01/40 - AGM Insured 9/24 at 100.00 3,812,907
19,145 5.000%, 2/01/44 - AGM Insured 9/24 at 100.00 19,157,661
Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017
:
205 5.000%, 7/01/32 7/27 at 100.00 191,362
5,035 5.125%, 7/01/46 7/27 at 100.00 4,209,540
7,390 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 7,423,016
27,470 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 28,293,133
10,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/35
9/24 at 100.00 10,009,922
5,560 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51
8/31 at 100.00 5,384,987
3,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 3,016,725
7,000 (d) Miami-Dade County School District, Florida, General Obligation Bonds,
School Series 2022A, 5.000%, 3/15/52 - BAM Insured, (UB)
3/32 at 100.00 7,489,576
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 1,001,161
14,015 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 14,298,701
4,715 Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson
Health System, Series 2017, 5.000%, 6/01/38
6/27 at 100.00 4,846,295
7,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2018, 4.000%, 7/01/48
7/28 at 100.00 6,728,150
5,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/51
7/32 at 100.00 5,299,923

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B
:
$ 6,000 4.000%, 10/01/44 10/29 at 100.00 $ 5,942,694
3,965 4.000%, 10/01/49 10/29 at 100.00 3,883,744
8,900 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2024A, 5.250%, 10/01/54
4/34 at 100.00 9,877,394
11,240 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 10,590,481
1,095 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2,
0.000%, 10/01/32
10/29 at 91.18 787,263
4,250 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 4,392,386
2,155 Palm Beach County Health Facilities Authority, Florida  Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc
Obligated Group, Series 2018A, 5.000%, 11/15/45
11/25 at 103.00 2,200,672
4,680 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc
Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 4,790,382
8,200 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018A, 5.000%, 3/15/42
5/28 at 100.00 8,465,816
12,170 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 11,591,983
6,625 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/33
5/25 at 100.00 6,643,472
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
8,000 5.000%, 8/15/42 8/27 at 100.00 8,210,210
8,595 5.000%, 8/15/47 8/27 at 100.00 8,755,197
915 Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments
Special Purpose Bonds, Stadium Project, Series 1995, 5.750%, 10/01/25 -
NPFG Insured
No Opt. Call 931,583
4,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 3,816,713
2,000 (e) Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45,
(Pre-refunded 4/15/25)
4/25 at 100.00 2,026,546
7,400 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 7,303,390
TOTAL FLORIDA 292,287,431
GEORGIA - 5.0% (3.0% of Total Investments)
2,040 (e) Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2015, 5.000%, 11/01/35, (Pre-refunded 5/01/25)
5/25 at 100.00 2,071,924
10,235 Clarke County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 10,374,780
Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
:
2,000 5.000%, 4/01/42 4/27 at 100.00 2,044,923
10,000 5.000%, 4/01/47 4/27 at 100.00 10,163,496

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA (continued)
$ 2,500 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/53
4/33 at 100.00 $ 2,658,994
5,300 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 5,061,603
5,725 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 5,803,187
Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A
:
4,330 5.000%, 4/01/42 4/27 at 100.00 4,427,258
7,250 5.000%, 4/01/47 4/27 at 100.00 7,374,016
6,370 4.000%, 4/01/50 4/30 at 100.00 6,098,766
9,495 Fulton County Development Authority, Georgia, Revenue Bonds, Georgia
Tech Facilities, Series 2024, 5.000%, 6/15/56
6/34 at 100.00 10,185,585
4,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 4,054,628
5,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 4,764,684
12,590 (e) Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 12,764,281
7,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.500%, 2/15/42
2/27 at 100.00 7,896,956
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 4.000%, 2/15/40
2/31 at 100.00 1,987,462
6,665 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2024A, 4.700%, 12/01/54
6/33 at 100.00 6,685,430
8,000 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 7,914,206
1,860 Georgia Ports Authority, Revenue Bonds, Series 2022, 4.000%, 7/01/52 7/32 at 100.00 1,836,509
11,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 10,898,809
1,350 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2005, 5.250%, 2/01/27
No Opt. Call 1,427,492
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A
:
1,860 5.000%, 5/15/43 5/29 at 100.00 1,923,019
14,100 5.000%, 5/15/49 No Opt. Call 15,339,790
10,160 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023C, 5.000%, 9/01/53, (Mandatory Put 9/01/30), (UB)
6/30 at 100.15 10,867,072
3,425 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023C, 5.000%, 9/01/53, (Mandatory Put 9/01/30)
6/30 at 100.15 3,663,358
6,310 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/43
7/26 at 100.00 6,450,854
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A
:
5,680 5.000%, 7/01/60 7/25 at 100.00 5,690,529
3,300 5.500%, 7/01/60 7/25 at 100.00 3,314,267
8,230 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 8,304,733

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA (continued)
$ 5,000 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 $ 4,857,124
TOTAL GEORGIA 186,905,735
HAWAII - 0.1% (0.1% of Total Investments)
3,500 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Green Senior Series 2023, 5.000%, 7/01/48
7/33 at 100.00 3,850,568
TOTAL HAWAII 3,850,568
IDAHO - 0.8% (0.5% of Total Investments)
3,860 Boise State University, Idaho, General Revenue Bonds, Series 2023A,
5.250%, 4/01/53
4/33 at 100.00 4,229,152
7,885 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/51
3/32 at 100.00 7,339,337
2,185 Idaho Housing and Finance Association, GNMA Housing Revenue
Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%,
3/20/37
8/24 at 101.00 2,209,924
5,500 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023, 5.875%, 11/01/53
11/33 at 100.00 5,685,247
Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A
:
2,800 (d) 4.600%, 1/01/49, (UB) 1/33 at 100.00 2,807,588
4,970 (d) 4.650%, 1/01/54, (UB) 1/33 at 100.00 4,964,831
3,325 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 3,501,310
TOTAL IDAHO 30,737,389
ILLINOIS - 16.4% (10.1% of Total Investments)
Board of Regents of Illinois State University, Auxiliary Facilities System
Revenue Bonds, Series 2018A
:
1,000 5.000%, 4/01/34 - AGM Insured 4/28 at 100.00 1,060,990
285 5.000%, 4/01/37 - AGM Insured 4/28 at 100.00 300,993
1,370 5.000%, 4/01/38 - AGM Insured 4/28 at 100.00 1,441,294
Bolingbrook, Will and DuPage Counties, Illinois, General Obligation
Bonds, Refunding Series 2002B
:
4,595 0.000%, 1/01/32 - FGIC Insured No Opt. Call 3,380,401
4,000 0.000%, 1/01/34 - FGIC Insured No Opt. Call 2,701,846
11,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 11,502,303
3,155 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 3,504,566
5,750 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 5,862,166
6,920 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 6,943,500
11,450 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 11,795,094
1,785 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 1,852,172
23,535 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 25,279,723
2,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2022A, 5.000%, 12/01/47
12/31 at 100.00 2,938,703

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 2,175 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A, 6.000%, 12/01/49
12/33 at 100.00 $ 2,405,463
1,000 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 - NPFG
Insured
No Opt. Call 1,023,551
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
14,765 4.000%, 12/01/50 - BAM Insured 12/29 at 100.00 14,160,843
4,000 4.000%, 12/01/50 12/29 at 100.00 3,783,805
9,285 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 9,305,668
4,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/53
1/29 at 100.00 4,128,270
1,000 (d) Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/40, (UB)
1/32 at 100.00 1,091,454
22,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/25 - FGIC Insured
No Opt. Call 22,321,544
10,565 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 10,972,715
Chicago, Illinois, General Obligation Bonds, Series 2019A
:
4,000 5.000%, 1/01/40 1/29 at 100.00 4,124,464
5,425 5.500%, 1/01/49 1/29 at 100.00 5,612,107
Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A
:
12,190 5.250%, 1/01/53 - AGM Insured 7/33 at 100.00 13,307,545
2,000 5.250%, 1/01/58 - AGM Insured 7/33 at 100.00 2,172,396
Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A
:
7,240 (d) 5.250%, 11/01/53 - AGM Insured, (UB) 5/33 at 100.00 7,876,442
6,030 5.500%, 11/01/62 - AGM Insured 5/33 at 100.00 6,632,813
4,500 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47
12/27 at 100.00 4,602,732
3,500 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2018A, 4.000%, 12/01/43
6/28 at 100.00 3,409,608
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT
:
2,750 3.900%, 11/01/36 11/27 at 102.00 2,773,422
5,265 5.500%, 11/01/36 9/24 at 100.00 5,275,560
3,215 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020, 4.000%, 10/01/50
10/30 at 100.00 2,915,612
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
3,500 5.000%, 2/15/32 2/27 at 100.00 3,645,874
25,880 4.000%, 2/15/41 2/27 at 100.00 25,434,872
1,200 (e) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 1,223,080
55 (e) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 56,058
3,000 5.000%, 2/15/41 2/27 at 100.00 3,075,333
2,500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 2,166,514
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
8,750 (e) 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 8,762,397
11,030 (e) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 11,045,627

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 1,000 (c) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53
8/33 at 100.00 $ 1,061,748
16,165 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 16,396,822
Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A
:
10,945 4.000%, 8/15/42 8/32 at 100.00 10,708,747
5,285 5.000%, 8/15/51 8/32 at 100.00 5,590,509
22,590 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 22,728,122
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
7,285 5.000%, 8/15/35 8/25 at 100.00 7,360,020
4,135 5.000%, 8/15/44 8/25 at 100.00 4,154,922
5,410 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 5,443,872
14,200 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/41
8/31 at 100.00 14,136,928
Illinois State, General Obligation Bonds, April Series 2014
:
2,500 5.000%, 4/01/31 9/24 at 100.00 2,502,375
3,000 5.000%, 4/01/38 9/24 at 100.00 3,000,470
Illinois State, General Obligation Bonds, December Series 2017A
:
5,000 5.000%, 12/01/34 12/27 at 100.00 5,214,869
2,000 5.000%, 12/01/35 12/27 at 100.00 2,081,964
5,420 5.000%, 12/01/39 12/27 at 100.00 5,602,346
2,300 Illinois State, General Obligation Bonds, February Series 2014, 5.250%,
2/01/32
9/24 at 100.00 2,302,614
1,750 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/32
1/26 at 100.00 1,781,148
3,565 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/26
No Opt. Call 3,677,924
4,170 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 4,554,877
Illinois State, General Obligation Bonds, May Series 2018A
:
17,000 6.000%, 5/01/26 No Opt. Call 17,801,749
4,485 6.000%, 5/01/27 No Opt. Call 4,810,545
Illinois State, General Obligation Bonds, May Series 2020
:
1,115 5.500%, 5/01/30 No Opt. Call 1,202,380
5,305 5.500%, 5/01/39 5/30 at 100.00 5,816,666
2,360 5.750%, 5/01/45 5/30 at 100.00 2,572,022
4,825 Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47
5/32 at 100.00 5,279,086
9,710 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 10,123,276
5,000 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 5,615,007
29,430 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 29,700,797
10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 10,562,780
12,010 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 12,830,400

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A
:
$ 9,640 4.000%, 1/01/42 1/32 at 100.00 $ 9,634,303
10,455 5.000%, 1/01/46 1/32 at 100.00 11,256,835
5,410 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/43
7/33 at 100.00 6,089,947
8,130 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 8,330,118
1,175 Macon and DeWitt Counties Community Unit School District 2 Maroa-
Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%, 12/01/41
- AGM Insured
12/30 at 100.00 1,184,230
5,080 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 5,259,460
8,800 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 8,913,447
4,750 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 4,832,770
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1
:
33,000 0.000%, 6/15/45 - AGM Insured No Opt. Call 13,030,235
5,355 0.000%, 6/15/46 - AGM Insured No Opt. Call 2,005,387
13,350 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A, 0.000%,
12/15/24 - NPFG Insured
No Opt. Call 13,175,869
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
3,505 0.000%, 6/15/30 9/23 at 67.44 2,824,838
195 (e) 0.000%, 6/15/30, (ETM) No Opt. Call 160,647
28,000 0.000%, 12/15/35 - AGM Insured No Opt. Call 18,159,674
3,280 0.000%, 6/15/37 - NPFG Insured No Opt. Call 1,956,788
11,715 0.000%, 12/15/38 - NPFG Insured No Opt. Call 6,475,230
2,955 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call 3,095,376
2,300 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call 2,614,535
2,855 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/58 - AGM Insured
6/33 at 100.00 3,094,303
2,500 Sangamon County Water Reclamation District, Illinois, General Obligation
Bonds Alternate Revenue Source, Project & Refunding Series 2019A,
4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 2,440,529
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
2,250 5.000%, 3/01/29 3/25 at 100.00 2,269,914
7,000 5.000%, 3/01/31 3/25 at 100.00 7,058,316
TOTAL ILLINOIS 620,347,256
INDIANA - 2.9% (1.8% of Total Investments)
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 5,999,914

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
INDIANA (continued)
$ 7,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 $ 6,602,702
Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A
:
1,875 4.000%, 12/01/40 6/25 at 100.00 1,831,775
3,400 5.000%, 12/01/40 6/25 at 100.00 3,426,870
13,415 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022, 5.000%, 1/01/52 - AGM Insured
1/32 at 100.00 13,915,381
11,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 11,228,019
12,820 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2022B, 5.250%, 10/01/52
10/30 at 100.00 13,716,615
13,215 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 13,255,055
5,130 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 5,241,689
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.000%, 3/01/53
3/33 at 100.00 1,104,573
3,460 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 5.000%,
3/01/53 - BAM Insured
3/33 at 100.00 3,650,964
8,040 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Stormwater Project, Green Series 2022C, 5.000%, 1/01/52
1/32 at 100.00 8,602,233
Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E
:
9,255 0.000%, 2/01/25 - AMBAC Insured No Opt. Call 9,091,355
9,560 0.000%, 2/01/26 - AMBAC Insured No Opt. Call 9,066,459
1,000 Northern Indiana Commuter Transportation District, Indiana, Limited
Obligation Revenue Bonds, Series 2024, 5.250%, 1/01/49
7/34 at 100.00 1,102,308
1,580 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 - AGM
Insured
No Opt. Call 1,401,353
TOTAL INDIANA 109,237,265
IOWA - 0.9% (0.6% of Total Investments)
6,775 Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021, 5.000%, 9/01/51
9/28 at 102.00 5,260,643
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
8,250 5.000%, 12/01/50 12/29 at 103.00 8,763,219
7,000 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 7,409,975
3,085 Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc.
Project, Series 2018A, 5.000%, 3/01/48
9/24 at 103.00 2,844,171
Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital
Loan Note Series 2016
:
4,700 (e) 5.000%, 12/01/36, (Pre-refunded 12/01/26) 12/26 at 100.00 4,921,648
5,990 (e) 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 6,272,483
TOTAL IOWA 35,472,139
KANSAS - 0.7% (0.4% of Total Investments)
Ellis County Unified School District 489 Hays, Kansas, General Obligation
Bonds, Refunding & Improvement Series 2022B
:
5,000 5.000%, 9/01/42 - AGM Insured 9/31 at 100.00 5,406,660
3,050 5.000%, 9/01/47 - AGM Insured 9/31 at 100.00 3,244,069

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
KANSAS (continued)
$ 3,700 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/38 - BAM Insured
4/26 at 100.00 $ 3,807,664
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A
:
6,000 5.000%, 7/01/43 7/28 at 100.00 6,170,323
6,465 5.000%, 7/01/48 7/28 at 100.00 6,598,380
TOTAL KANSAS 25,227,096
KENTUCKY - 1.1% (0.7% of Total Investments)
6,010 Kentucky Economic Development Finance Authority, Health System
Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28
- NPFG Insured
No Opt. Call 5,024,861
1,300 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 1,330,478
Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds,
Series 2024C
:
700 (d) 4.400%, 7/01/44, (UB) 7/33 at 100.00 696,155
1,290 (d) 4.600%, 7/01/49, (UB) 7/33 at 100.00 1,291,062
4,855 (d) 4.650%, 1/01/55, (UB) 7/33 at 100.00 4,841,919
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
5,000 6.750%, 7/01/43 7/31 at 100.00 5,845,237
8,610 6.875%, 7/01/46 7/31 at 100.00 10,084,761
10,000 (d) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/55, (Mandatory Put 7/01/30), (UB)
4/30 at 100.17 10,601,159
TOTAL KENTUCKY 39,715,632
LOUISIANA - 1.7% (1.0% of Total Investments)
5,945 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
9/24 at 100.00 5,948,254
5,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 5,203,314
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 1,931,108
Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A
:
3,940 (d) 4.550%, 12/01/49, (UB) 6/33 at 100.00 3,920,717
1,895 (d) 4.650%, 12/01/54, (UB) 6/33 at 100.00 1,892,915
1,965 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, East Baton Rouge
Sewerage Commission Projects, Refunding Series 2023, 5.000%, 2/01/41
2/33 at 100.00 2,133,060
13,590 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 13,779,026
1,695 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 1,713,392
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016
:
20 (e) 4.000%, 5/15/35, (Pre-refunded 5/15/26) 5/26 at 100.00 20,295
2,345 4.000%, 5/15/36 5/26 at 100.00 2,349,968
20 (e) 5.000%, 5/15/47, (Pre-refunded 5/15/26) 5/26 at 100.00 20,640
1,975 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 1,983,665

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LOUISIANA (continued)
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A
:
$ 3,615 5.000%, 7/01/48 7/33 at 100.00 $ 3,892,336
10,765 5.250%, 7/01/53 7/33 at 100.00 11,727,866
1,015 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C, 5.000%, 5/01/45
11/27 at 100.00 1,047,661
5,000 Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series
2018A, 5.000%, 7/01/48
7/28 at 100.00 5,105,249
1,355 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2015, 5.000%, 12/01/40
12/25 at 100.00 1,372,760
TOTAL LOUISIANA 64,042,226
MAINE - 0.7% (0.4% of Total Investments)
6,300 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A,
5.000%, 7/01/41
7/26 at 100.00 6,206,093
8,675 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 8,924,415
11,150 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 10,636,663
TOTAL MAINE 25,767,171
MARYLAND - 1.5% (0.9% of Total Investments)
5,905 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 5,507,460
8,610 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 8,839,638
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 2,026,021
4,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 3,850,471
4,125 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 4.000%, 6/01/47
6/32 at 100.00 4,096,564
17,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/42
5/28 at 100.00 17,682,951
Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020
:
3,000 4.000%, 7/01/39 7/30 at 100.00 3,055,541
3,000 4.000%, 7/01/50 7/30 at 100.00 2,968,197
4,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44
6/25 at 100.00 4,021,180
1,150 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37
11/24 at 103.00 1,155,730
2,250 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 2,122,906
TOTAL MARYLAND 55,326,659
MASSACHUSETTS - 2.6% (1.6% of Total Investments)
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Children's Hospital Series 2024T, 5.250%, 3/01/54
3/34 at 100.00 5,490,683

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MASSACHUSETTS (continued)
$ 930 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 $ 930,896
3,890 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 5.000%, 10/01/48
10/33 at 100.00 4,238,172
3,630 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53
7/28 at 100.00 3,695,070
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 1,118,730
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015
:
2,070 4.500%, 1/01/45 1/25 at 100.00 1,994,383
8,800 5.000%, 1/01/45 1/25 at 100.00 8,810,738
4,100 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/36
1/28 at 100.00 4,126,158
Massachusetts Development Finance Agency, Revenue Bonds, Western
New England University, Series 2015
:
1,380 5.000%, 9/01/40 9/25 at 100.00 1,388,006
1,545 5.000%, 9/01/45 9/25 at 100.00 1,549,585
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 3,683,006
26,750 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015B, 4.000%, 5/01/45
5/23 at 100.00 26,480,809
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/52
10/32 at 100.00 5,487,736
14,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2023A, 5.000%, 5/01/48
5/33 at 100.00 15,281,085
12,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2022B, 5.000%, 6/01/52
6/32 at 100.00 12,962,042
TOTAL MASSACHUSETTS 97,237,099
MICHIGAN - 10.1% (6.2% of Total Investments)
315 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/34
11/27 at 102.00 323,307
1,220 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,223,698
1,000 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.250%, 11/01/36
9/24 at 100.00 800,997
2,000 County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%,
2/15/47
2/27 at 100.00 1,879,953
4,400 (e) Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48, (Pre-refunded 9/25/24) - AGM Insured
9/24 at 100.00 4,411,938
2,350 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 2,445,699
15 Detroit, Michigan, Water Supply System Revenue Bonds, Refunding
Second Lien Series 2004A, 5.000%, 7/01/34 - AGM Insured
9/24 at 100.00 15,026
1,700 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 1,752,292
Eastern Michigan University, General Revenue Bonds, Refunding Series
2017A
:
1,100 5.000%, 3/01/33 - BAM Insured 3/27 at 100.00 1,140,643

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 2,270 5.000%, 3/01/36 - BAM Insured 3/27 at 100.00 $ 2,350,139
Eastern Michigan University, General Revenue Bonds, Series 2018A
:
10,710 4.000%, 3/01/44 - AGM Insured 3/28 at 100.00 10,527,292
455 (e) 4.000%, 3/01/44, (Pre-refunded 3/01/28) - AGM Insured 3/28 at 100.00 471,578
Grand Rapids and Kent County Joint Building Authority, Michigan, Limited
Tax General Obligation Bonds, Devos Place Project, Series 2001
:
8,575 0.000%, 12/01/24 No Opt. Call 8,482,981
8,900 0.000%, 12/01/25 No Opt. Call 8,529,669
3,000 0.000%, 12/01/26 No Opt. Call 2,784,938
100 0.000%, 12/01/27 No Opt. Call 89,917
4,305 0.000%, 12/01/29 No Opt. Call 3,632,047
1,000 Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, Refunding School Building & Site Series 2016, 5.000%, 5/01/38 -
AGM Insured
5/26 at 100.00 1,018,190
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019
:
1,250 5.000%, 11/01/42 - AGM Insured 5/29 at 100.00 1,310,875
1,850 5.000%, 11/01/43 - AGM Insured 5/29 at 100.00 1,934,937
Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018
:
2,500 5.000%, 1/01/43 1/28 at 100.00 2,601,831
6,055 5.000%, 1/01/48 1/28 at 100.00 6,275,438
4,295 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series
2020, 5.000%, 1/01/45
1/30 at 100.00 4,561,944
Grand Traverse County Hospital Finance Authority, Michigan, Revenue
Bonds, Munson Healthcare, Series 2019A
:
1,720 5.000%, 7/01/36 7/28 at 100.00 1,829,064
1,995 5.000%, 7/01/39 7/28 at 100.00 2,109,333
500 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 502,708
1,005 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32
7/26 at 100.00 1,033,525
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Senior Lien Series 2016C
:
6,245 5.000%, 7/01/32 7/26 at 100.00 6,429,185
10,000 5.000%, 7/01/35 7/26 at 100.00 10,286,334
27,955 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 28,496,740
6,910 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/47
5/30 at 100.00 6,767,593
1,265 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, Series 2017, 5.000%, 5/01/30
5/27 at 100.00 1,331,804
Kent County, Michigan, General Obligation Bonds, Limited Tax Capital
Improvement Series 2016
:
1,000 5.000%, 6/01/31 6/26 at 100.00 1,036,510
1,445 5.000%, 6/01/34 6/26 at 100.00 1,491,479
Kent County, Michigan, General Obligation Bonds, Limited Tax Capital
Improvement Series 2017A
:
1,570 5.000%, 6/01/36 6/27 at 100.00 1,662,679
1,650 5.000%, 6/01/37 6/27 at 100.00 1,745,194
1,025 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/34
1/25 at 100.00 1,030,826

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 3,440 Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax
Series 2015, 5.000%, 1/01/31
1/25 at 100.00 $ 3,459,955
2,375 Kentwood Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023-II, 5.000%, 5/01/49 - AGM
Insured
5/33 at 100.00 2,557,798
Lake Superior State University Board of Trustees, Michigan, General
Revenue Bonds, Series 2018
:
2,395 5.000%, 1/15/38 - AGM Insured 1/28 at 100.00 2,510,443
4,000 5.000%, 1/15/43 - AGM Insured 1/28 at 100.00 4,139,399
Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A
:
10,900 5.000%, 7/01/44 7/29 at 100.00 11,514,272
3,000 5.000%, 7/01/48 7/29 at 100.00 3,153,172
11,835 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 12,621,380
1,325 Lansing School District, Ingham County, Michigan, General Obligation
Bonds, School Building and Site Series 2019II, 5.000%, 5/01/40
5/29 at 100.00 1,420,241
Lansing School District, Ingham County, Michigan, General Obligation
Bonds, Series 2016I
:
2,085 5.000%, 5/01/38 5/26 at 100.00 2,126,115
2,200 5.000%, 5/01/41 5/26 at 100.00 2,242,261
2,200 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
9/24 at 103.00 2,185,654
500 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/33
7/26 at 100.00 511,466
1,500 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 1,557,433
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020
:
17,500 4.000%, 11/01/50 11/30 at 100.00 16,444,479
10,005 4.000%, 11/01/55 11/30 at 100.00 9,269,991
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Kalamazoo College Project, Refunding Series 2018,
5.000%, 12/01/43
12/28 at 100.00 3,606,048
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015
:
3,330 (e) 5.000%, 11/15/45, (Pre-refunded 5/15/25) 5/25 at 100.00 3,375,647
2,730 (e) 5.000%, 11/15/45, (Pre-refunded 5/15/25) 5/25 at 100.00 2,767,422
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project, Series
2014H-1
:
895 5.000%, 10/01/24 9/24 at 100.00 896,267
2,000 5.000%, 10/01/25 10/24 at 100.00 2,005,287
11,025 5.000%, 10/01/39 10/24 at 100.00 11,040,380
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C
:
4,665 5.000%, 7/01/34 7/25 at 100.00 4,724,110
1,070 5.000%, 7/01/35 7/25 at 100.00 1,083,654
Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI
:
5,340 5.000%, 12/01/45 6/26 at 100.00 5,395,943
175 (e) 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 181,384

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 9,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 $ 8,571,687
12,520 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36
12/27 at 100.00 12,623,338
1,900 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30
6/27 at 100.00 1,979,976
2,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 1,910,101
11,730 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 12,273,003
10,330 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 9,706,666
190 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
9/24 at 100.00 190,098
Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I
:
14,915 5.000%, 4/15/31 10/25 at 100.00 15,198,914
2,085 (e) 5.000%, 4/15/31, (Pre-refunded 10/15/25) 10/25 at 100.00 2,132,148
5,615 5.000%, 4/15/38 10/25 at 100.00 5,707,684
665 (e) Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds, St. John's Health System, Series 1998A, 5.000%, 5/15/28 - AMBAC
Insured, (ETM)
9/24 at 100.00 705,224
8,300 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 8,160,782
3,000 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 3,140,323
1,950 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 1,960,884
Muskegon County, Michigan, General Obligation Wastewater Bonds,
Management System 1, Refunding Series 2015
:
1,350 5.000%, 11/01/33 11/25 at 100.00 1,377,649
1,730 5.000%, 11/01/36 11/25 at 100.00 1,763,085
Northern Michigan University, General Revenue Bonds, Series 2018A
:
400 5.000%, 12/01/33 6/28 at 100.00 427,654
650 5.000%, 12/01/35 6/28 at 100.00 696,361
665 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022-II, 4.000%, 5/01/47
5/32 at 100.00 651,533
3,805 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023II, 5.000%, 5/01/44
5/33 at 100.00 4,163,741
1,510 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 1,595,950
810 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 831,108
5,240 Troy School District, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/52
5/33 at 100.00 5,628,945
University of Michigan, Michigan, General Revenue Bonds, Series 2017A
:
1,065 (e) 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 1,123,473
2,000 (e) 5.000%, 4/01/42, (Pre-refunded 4/01/27) 4/27 at 100.00 2,109,808
7,200 (d),(e) 5.000%, 4/01/47, (Pre-refunded 4/01/27), (UB) 4/27 at 100.00 7,595,309
5,000 (e) 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 5,274,520

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 1,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 $ 1,034,405
2,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 2,219,281
5,000 Wayne State University, Michigan, General Revenue Bonds, Series 2018A,
5.000%, 11/15/43
11/28 at 100.00 5,178,797
2,590 West Bloomfield School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/36 -
AGM Insured
5/27 at 100.00 2,741,210
Western Michigan University, General Revenue Bonds, Refunding Series
2015A
:
1,500 5.000%, 11/15/40 5/25 at 100.00 1,515,184
850 5.000%, 11/15/45 5/25 at 100.00 856,491
3,335 Western Michigan University, General Revenue Bonds, Refunding Series
2019A, 5.000%, 11/15/44
11/29 at 100.00 3,515,556
175 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call 178,081
2,700 Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A,
5.000%, 10/01/44 - BAM Insured
10/25 at 100.00 2,725,429
TOTAL MICHIGAN 382,572,902
MINNESOTA - 5.6% (3.4% of Total Investments)
285 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 271,135
5,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series 2024A,
5.000%, 2/01/49
2/34 at 100.00 5,433,067
3,565 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 2,614,216
730 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Taxable Series
2021B, 6.000%, 6/15/31
6/29 at 100.00 678,326
350 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/39
9/26 at 102.00 296,001
1,000 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/36
9/24 at 102.00 978,448
4,005 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian
Home Project, Series 2016, 5.000%, 10/01/41
10/24 at 102.00 4,012,869
Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A
:
550 (c) 3.500%, 8/01/25 9/24 at 100.00 546,321
1,000 (c) 5.000%, 8/01/46 9/24 at 100.00 979,101
590 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.250%, 7/01/37
7/25 at 100.00 595,439
3,600 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2024A, 6.125%, 6/15/61
6/31 at 103.00 3,646,223
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 2,000 4.250%, 2/15/43 2/28 at 100.00 $ 1,948,401
1,300 5.000%, 2/15/43 2/28 at 100.00 1,332,462
4,050 5.000%, 2/15/48 2/28 at 100.00 4,127,824
6,650 5.000%, 2/15/53 2/28 at 100.00 6,753,797
3,000 5.250%, 2/15/53 2/28 at 100.00 3,078,992
7,240 5.250%, 2/15/58 2/28 at 100.00 7,418,898
3,600 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 3,916,420
GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A
:
1,980 5.000%, 2/01/42 2/31 at 100.00 2,157,250
1,125 4.125%, 2/01/52 2/31 at 100.00 1,112,024
535 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/41
6/29 at 102.00 437,356
9,840 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 9,875,372
2,800 Itasca County Independent School District 318, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/37
2/27 at 100.00 2,838,856
1,000 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 966,829
405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 384,383
2,250 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021, 4.000%, 11/15/40
11/31 at 100.00 2,216,943
2,530 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A, 4.000%, 11/15/48
11/28 at 100.00 2,224,194
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A
:
1,000 5.000%, 1/01/33 7/29 at 100.00 1,080,152
2,245 5.000%, 1/01/44 7/29 at 100.00 2,370,218
3,500 5.000%, 1/01/49 7/29 at 100.00 3,664,214
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C
:
1,630 5.000%, 1/01/37 1/27 at 100.00 1,695,842
7,000 5.000%, 1/01/46 1/27 at 100.00 7,181,996
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A
:
2,000 4.125%, 1/01/47 1/32 at 100.00 1,982,242
2,000 4.250%, 1/01/52 1/32 at 100.00 2,000,443
11,885 5.000%, 1/01/52 1/32 at 100.00 12,612,659
7,335 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Series 2024A, 5.000%, 1/01/52, (WI/
DD)
1/34 at 100.00 7,895,190
5,000 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 5,416,596
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
:
1,000 4.125%, 10/01/42 10/30 at 100.00 1,003,086
610 4.125%, 10/01/42 10/30 at 100.00 611,882
2,140 5.000%, 10/01/47 10/30 at 100.00 2,257,898

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/42
8/30 at 100.00 $ 996,387
3,165 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C, 4.000%, 8/01/43
8/31 at 100.00 3,156,450
3,805 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/41
8/32 at 100.00 4,196,588
2,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/42
12/26 at 100.00 2,045,504
10,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 10,752,735
Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019
:
10,325 5.000%, 5/01/48 5/29 at 100.00 10,708,845
6,000 4.000%, 5/01/49 5/29 at 100.00 5,641,333
4,825 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/53
3/33 at 100.00 4,960,959
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 1,975,040
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.750%, 9/01/46
9/26 at 100.00 2,033,582
530 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 3.875%, 12/01/30
12/28 at 102.00 465,716
4,170 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 3,736,693
Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A
:
1,000 5.000%, 7/01/29 7/25 at 100.00 1,009,616
4,000 5.000%, 7/01/31 7/25 at 100.00 4,037,307
3,420 5.000%, 7/01/33 7/25 at 100.00 3,449,913
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A
:
595 4.000%, 11/15/35 11/27 at 100.00 577,114
1,470 4.000%, 11/15/43 11/27 at 100.00 1,352,636
3,315 5.000%, 11/15/47 11/27 at 100.00 3,361,258
800 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2023-3, 4.750%, 10/01/43
10/33 at 100.00 823,433
Saint Paul, Minnesota, Housing and Redevelopment Authority, Minnesota
Charter School Lease Revenue Bonds, Series 2022A
:
180 6.500%, 6/01/29 No Opt. Call 181,285
1,070 6.375%, 6/01/42 6/29 at 103.00 1,091,664
3,055 6.500%, 6/01/57 6/29 at 103.00 3,122,254
850 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 818,617
4,270 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.000%, 12/01/43
12/26 at 102.00 4,296,138
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 3,595 (e) 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 $ 3,677,409
5,315 (e) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 5,436,836
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019
:
300 5.000%, 8/01/32 9/24 at 102.00 305,885
150 5.000%, 8/01/33 9/24 at 102.00 152,798
250 5.000%, 8/01/35 9/24 at 102.00 254,279
600 4.000%, 8/01/39 9/24 at 102.00 578,965
2,000 5.000%, 8/01/49 9/24 at 102.00 2,012,464
3,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 3,096,685
TOTAL MINNESOTA 210,919,953
MISSISSIPPI - 0.1% (0.1% of Total Investments)
4,500 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center New Facilities &
Refinancing Project, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 4,284,254
TOTAL MISSISSIPPI 4,284,254
MISSOURI - 5.4% (3.3% of Total Investments)
Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016
:
2,470 4.000%, 8/01/33 8/26 at 100.00 1,974,411
4,590 5.000%, 8/01/35 8/26 at 100.00 3,868,395
3,700 Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017,
5.000%, 10/01/47
10/27 at 100.00 3,715,193
2,000 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 -
BAM Insured
3/32 at 100.00 2,197,252
6,940 (d) Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47, (UB)
12/33 at 100.00 7,594,942
Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1
:
8,150 0.000%, 4/15/27 - AMBAC Insured No Opt. Call 7,432,837
5,000 0.000%, 4/15/31 - AMBAC Insured No Opt. Call 3,903,981
Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
:
2,475 4.000%, 1/01/38 1/28 at 100.00 2,513,256
4,470 4.000%, 1/01/42 1/28 at 100.00 4,479,746
1,475 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/40
4/31 at 100.00 1,586,251
1,750 Kansas City, Missouri, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47
12/33 at 100.00 1,731,952
2,700 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 4.125%,
11/01/38
11/29 at 100.00 2,638,638
2,695 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/44
5/29 at 100.00 2,851,846
2,160 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 2,430,149
3,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 2,714,528

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 1,350 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/35
5/26 at 100.00 $ 1,382,743
1,400 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/42
6/27 at 100.00 1,441,268
1,830 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 1,860,493
1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2013C, 4.000%, 1/01/50, (Mandatory Put 1/01/46)
7/26 at 100.00 1,446,961
14,000 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB)
1/28 at 100.00 13,510,995
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A
:
4,165 4.000%, 11/15/44 5/29 at 100.00 4,088,416
4,220 4.000%, 11/15/49 5/29 at 100.00 4,068,532
17,300 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
9/24 at 100.00 17,304,337
5,110 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/39
11/25 at 100.00 5,152,915
1,400 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45
11/24 at 100.00 1,400,673
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C
:
1,050 4.000%, 11/15/36 11/27 at 100.00 1,051,844
2,980 4.000%, 11/15/37 11/27 at 100.00 2,972,404
2,620 5.000%, 11/15/42 11/27 at 100.00 2,690,362
2,500 5.000%, 11/15/47 11/27 at 100.00 2,544,308
28,565 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 27,538,462
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A
:
1,500 4.000%, 2/15/44 2/29 at 100.00 1,477,001
2,000 4.000%, 2/15/49 2/29 at 100.00 1,934,081
8,725 4.000%, 2/15/54 2/29 at 100.00 8,328,944
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 2,871,290
10,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42
5/25 at 102.00 9,798,631
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 1,156,594
700 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34
2/26 at 100.00 713,160
1,950 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42
8/24 at 104.00 1,995,190
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C
:
1,500 5.000%, 2/01/42 2/29 at 102.00 1,560,719
1,000 4.000%, 2/01/48 2/29 at 100.00 894,496

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 7,085 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Refunding Series 2016A,
5.000%, 12/01/34
6/26 at 100.00 $ 7,267,630
Saint Charles County Francis Howell School District, Missouri, General
Obligation Bonds, Series 2022
:
5,000 5.000%, 3/01/41 3/31 at 100.00 5,467,044
2,000 5.000%, 3/01/42 3/31 at 100.00 2,175,338
Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refudning Series 2016C
:
1,675 4.000%, 12/01/31 12/25 at 100.00 1,686,182
2,535 5.000%, 12/01/32 12/25 at 100.00 2,585,992
3,500 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/41
11/25 at 100.00 3,502,656
220 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/24 at 100.00 220,192
7,250 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 7,185,574
2,300 (c) Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49
10/30 at 100.00 2,315,873
570 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 525,240
TOTAL MISSOURI 203,749,917
MONTANA - 0.5% (0.3% of Total Investments)
2,975 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47
5/25 at 102.00 2,554,635
4,965 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 5,009,060
3,310 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 3,401,109
1,825 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 1,870,945
6,130 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 6,700,921
TOTAL MONTANA 19,536,670
NEBRASKA - 1.1% (0.7% of Total Investments)
14,165 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call 15,575,351
3,500 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 3,526,742
1,900 Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Series 2023, 5.000%, 12/15/48
12/32 at 100.00 2,046,689
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A
:
2,150 5.000%, 7/01/29 7/27 at 100.00 2,210,307
2,000 5.000%, 7/01/30 7/27 at 100.00 2,052,912

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEBRASKA (continued)
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018
:
$ 1,000 5.000%, 7/01/32 7/25 at 100.00 $ 1,000,588
820 5.000%, 7/01/33 7/25 at 100.00 820,417
2,000 5.000%, 7/01/34 7/25 at 100.00 2,000,934
5,110 Municipal Energy Agency of Nebraska, Power Supply System Revenue
Bonds, Refunding Series 2016A, 5.000%, 4/01/38
10/26 at 100.00 5,292,226
8,500 (d) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024C, 4.800%, 9/01/54, (UB)
3/33 at 100.00 8,621,357
TOTAL NEBRASKA 43,147,523
NEVADA - 2.8% (1.7% of Total Investments)
6,480 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/47
9/27 at 100.00 6,574,002
7,525 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 5/01/48
6/28 at 100.00 7,804,205
365 (c) Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/38
12/25 at 100.00 366,563
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
2,240 4.000%, 9/01/26 No Opt. Call 2,220,362
1,485 4.000%, 9/01/27 9/26 at 100.00 1,469,544
2,585 4.000%, 9/01/29 9/26 at 100.00 2,517,925
2,835 4.000%, 9/01/30 9/26 at 100.00 2,741,181
18,000 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 18,775,624
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015
:
5,000 5.000%, 6/01/32 12/24 at 100.00 5,028,756
58,505 5.000%, 6/01/39 12/24 at 100.00 58,702,881
TOTAL NEVADA 106,201,043
NEW HAMPSHIRE - 0.2% (0.1% of Total Investments)
1,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47
10/27 at 100.00 1,534,436
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A
:
1,115 5.000%, 8/01/36 2/28 at 100.00 1,161,559
2,935 5.000%, 8/01/37 2/28 at 100.00 3,056,670
TOTAL NEW HAMPSHIRE 5,752,665
NEW JERSEY - 7.3% (4.5% of Total Investments)
10,600 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call 10,848,711
6,000 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Montclair Properties LLC, Montclair State University Student
Housing Project, Refunding Series 2017, 5.000%, 6/01/42 - AGM Insured
6/27 at 100.00 6,152,774
20,890 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30, (Pre-
refunded 12/15/26)
12/26 at 100.00 22,193,133
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 2,515 5.000%, 6/15/43 12/28 at 100.00 $ 2,610,920
370 (e) 5.000%, 6/15/43, (Pre-refunded 12/15/28) 12/28 at 100.00 403,738
2,415 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 2,337,308
2,500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 2,602,769
26,320 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%,
7/01/43
7/26 at 100.00 26,860,894
12,775 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 12,516,208
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
:
3,050 5.000%, 6/15/28 6/26 at 100.00 3,147,890
7,795 5.000%, 6/15/29 6/26 at 100.00 8,033,275
5,450 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 5,317,091
4,390 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.500%, 6/15/50
12/32 at 100.00 4,852,743
4,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 5.000%, 6/15/40
6/33 at 100.00 4,437,360
4,890 (d) New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB, 5.250%, 6/15/50, (UB)
12/33 at 100.00 5,361,630
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A
:
5,000 0.000%, 12/15/26 No Opt. Call 4,611,231
16,495 0.000%, 12/15/33 No Opt. Call 11,741,380
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
1,815 0.000%, 12/15/26 No Opt. Call 1,680,137
10,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call 7,950,482
38,000 0.000%, 12/15/33 - AGM Insured No Opt. Call 27,299,116
45,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call 29,512,737
10,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call 6,248,775
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/32
12/29 at 100.00 5,436,122
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 4,948,542
10,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 9,755,386
14,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-
1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call 14,319,563
1,160 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 1,186,118
1,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/33
1/28 at 100.00 1,532,641
5,500 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.000%, 1/01/46, (UB)
1/33 at 100.00 6,011,646
3,000 Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
Series 2005A, 0.000%, 9/01/25 - NPFG Insured
No Opt. Call 2,893,483

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 5,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 $ 5,389,280
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
10,355 5.000%, 6/01/46 6/28 at 100.00 10,600,703
4,710 5.250%, 6/01/46 6/28 at 100.00 4,879,771
2,280 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,293,266
TOTAL NEW JERSEY 275,966,823
NEW MEXICO - 0.2% (0.1% of Total Investments)
3,955 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A, 4.000%, 8/01/48
8/29 at 100.00 3,726,208
2,500 University of New Mexico, Revenue Bonds, System Improvement Series
2023, 5.500%, 6/01/53 - AGM Insured
6/33 at 100.00 2,781,300
TOTAL NEW MEXICO 6,507,508
NEW YORK - 10.9% (6.7% of Total Investments)
7,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/45
No Opt. Call 2,676,955
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A
:
11,930 5.000%, 7/01/50 7/25 at 100.00 11,973,287
900 (e) 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 915,802
1,000 (c) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/33
6/27 at 100.00 989,654
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015B Group C
:
14,070 5.000%, 2/15/36 2/25 at 100.00 14,177,042
5 (e) 5.000%, 2/15/36, (Pre-refunded 2/15/25) 2/25 at 100.00 5,053
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A
:
10,000 4.000%, 3/15/39 3/32 at 100.00 10,177,400
19,335 5.000%, 3/15/46 3/32 at 100.00 20,961,800
4,115 4.000%, 3/15/49 3/32 at 100.00 4,009,411
14,800 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/48
3/29 at 100.00 14,548,865
37,175 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 36,388,358
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 2, 5.000%, 3/15/40
9/28 at 100.00 10,546,424
1,645 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 1,714,052
10,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 11,624,232
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A
:
1,045 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 1,038,566
780 5.000%, 9/01/44 9/24 at 100.00 780,727
5,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 5,315,759

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 8,620 (d) Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2023A, 5.000%, 7/01/53,
(UB)
7/33 at 100.00 $ 9,384,905
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 4,986,986
5,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 5,322,344
6,140 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54
12/33 at 100.00 6,787,109
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40
8/28 at 100.00 5,265,738
7,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/46
11/30 at 100.00 6,897,608
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/42
2/31 at 100.00 9,986,513
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
:
13,000 5.000%, 2/01/47 2/32 at 100.00 14,032,471
1,500 5.000%, 2/01/51 2/32 at 100.00 1,609,805
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 2,115,661
10,370 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 10,293,936
3,500 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 3,414,185
12,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 4.000%, 3/01/47
3/31 at 100.00 11,761,202
12,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 12,888,314
5,365 (d) New York City, New York, General Obligation Bonds, Fiscal 2024 Series A,
5.000%, 8/01/51, (UB)
8/33 at 100.00 5,819,615
10 New York City, New York, General Obligation Bonds, Fiscal Series 1996J,
5.500%, 2/15/26
9/24 at 100.00 10,020
5 New York City, New York, General Obligation Bonds, Fiscal Series 1997H,
6.125%, 8/01/25
9/24 at 100.00 5,015
23,920 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 23,943,968
1,590 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 1,579,227
5,900 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/50
9/32 at 100.00 5,729,889
4,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Transportation Series 2021A-1, 4.000%, 3/15/44
3/31 at 100.00 3,948,520
10,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Green Series 2023A, 5.000%,
3/15/63
9/33 at 100.00 10,784,339

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A
:
$ 25,035 5.000%, 3/15/45 9/32 at 100.00 $ 27,387,539
5,500 5.000%, 3/15/46 9/32 at 100.00 5,996,871
7,500 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2019A, 5.000%, 3/15/40
9/29 at 100.00 8,077,054
5,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 5,047,890
Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2013A
:
10,725 0.000%, 11/15/31 No Opt. Call 8,098,920
1,105 0.000%, 11/15/32 No Opt. Call 798,859
1,300 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54
11/30 at 100.00 1,374,815
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A
:
3,265 5.000%, 5/15/44 5/32 at 100.00 3,569,049
9,695 (d) 5.000%, 5/15/57, (UB) 5/32 at 100.00 10,353,640
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A
:
6,500 5.000%, 5/15/47 11/32 at 100.00 7,037,194
12,000 5.250%, 5/15/52 11/32 at 100.00 13,140,819
10,000 (d) Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/59, (UB)
5/34 at 100.00 11,023,886
5,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/45
6/27 at 100.00 4,508,283
820 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 5.750%, 11/01/48 - AGM Insured
11/33 at 100.00 919,060
TOTAL NEW YORK 411,744,636
NORTH CAROLINA - 3.3% (2.0% of Total Investments)
Catawba County, North Carolina, General Obligation Bonds, Limited
Obligation Series 2014A
:
1,000 5.000%, 6/01/30 9/24 at 100.00 1,001,052
730 5.000%, 6/01/31 9/24 at 100.00 730,763
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017A
:
1,365 5.000%, 7/01/42 7/27 at 100.00 1,415,973
5,390 5.000%, 7/01/47 7/27 at 100.00 5,555,354
5,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2023A, 5.000%, 7/01/48
7/33 at 100.00 5,480,889
2,045 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 2,053,964
2,325 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/40
7/25 at 100.00 2,352,302
4,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018A, 5.000%, 1/15/36
1/29 at 100.00 4,274,923
2,000 (e) Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded 4/01/28)
4/28 at 100.00 2,150,793

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NORTH CAROLINA (continued)
$ 500 Henderson County, North Carolina, Limited Obligation Bonds, Series
2015, 5.000%, 10/01/31
10/25 at 100.00 $ 509,750
6,140 (e) New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47, (Pre-
refunded 10/01/27)
10/27 at 100.00 6,522,187
1,800 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 1,825,986
2,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Series 2023, 5.000%, 10/01/52
10/33 at 100.00 2,682,995
3,900 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 4,034,953
9,485 (d),(e) North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25), (UB)
10/25 at 100.00 9,709,186
1,605 (e) North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 1,642,936
5,000 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%,
1/01/37
7/26 at 100.00 5,024,206
2,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 2,598,323
North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016
:
700 5.000%, 10/01/31 10/24 at 102.00 708,115
2,720 5.000%, 10/01/37 10/24 at 102.00 2,745,374
3,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
9/24 at 100.00 3,001,668
500 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 480,120
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A
:
1,545 5.000%, 1/01/28 1/26 at 100.00 1,581,383
1,500 5.000%, 1/01/32 1/26 at 100.00 1,530,329
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C
:
835 0.000%, 7/01/28 7/26 at 91.99 710,783
800 0.000%, 7/01/30 7/26 at 83.69 619,346
850 0.000%, 7/01/31 7/26 at 79.58 625,641
2,400 0.000%, 7/01/33 7/26 at 71.99 1,596,767
3,160 0.000%, 7/01/36 7/26 at 61.63 1,795,987
3,100 0.000%, 7/01/37 7/26 at 58.52 1,672,069
1,900 0.000%, 7/01/40 7/26 at 50.36 877,959
400 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 405,848
2,200 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 - AGM
Insured
1/27 at 100.00 2,266,045
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/40
1/29 at 100.00 1,049,087
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2009B
:
150 0.000%, 1/01/31 - AGC Insured No Opt. Call 119,365

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NORTH CAROLINA (continued)
$ 4,375 0.000%, 1/01/33 - AGC Insured No Opt. Call $ 3,209,836
2,300 0.000%, 1/01/34 - AGC Insured No Opt. Call 1,620,964
2,380 0.000%, 1/01/35 - AGC Insured No Opt. Call 1,608,850
7,575 0.000%, 1/01/37 - AGC Insured No Opt. Call 4,685,016
1,470 0.000%, 1/01/38 - AGC Insured No Opt. Call 866,582
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 10,388,446
3,040 Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2015, 5.000%, 6/01/33
6/25 at 100.00 3,076,056
2,500 Raleigh, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2016A, 4.000%, 3/01/46
3/27 at 100.00 2,501,063
Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2017
:
1,250 4.000%, 9/01/35 9/27 at 100.00 1,259,118
1,265 4.000%, 9/01/36 9/27 at 100.00 1,272,154
1,000 4.000%, 9/01/37 9/27 at 100.00 1,004,535
800 (e) University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, 5.000%, 4/01/45, (Pre-refunded 4/01/25)
4/25 at 100.00 810,571
4,735 University of North Carolina, Charlotte, General Revenue Bonds, Series
2017, 5.000%, 10/01/42
10/27 at 100.00 4,928,548
4,765 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 4,965,961
1,250 Western Carolina University, North Carolina, General Revenue Bonds,
Refunding Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 1,264,904
TOTAL NORTH CAROLINA 124,815,025
NORTH DAKOTA - 0.9% (0.6% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A
:
1,000 5.000%, 12/01/37 12/27 at 100.00 1,015,215
8,525 5.000%, 12/01/42 12/27 at 100.00 8,579,563
7,070 4.000%, 12/01/47 12/27 at 100.00 6,105,594
1,800 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/51
12/31 at 100.00 1,529,498
645 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2023A, 5.000%, 12/01/53 - AGM
Insured
12/33 at 100.00 671,509
900 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 874,922
500 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.125%,
12/01/24
No Opt. Call 500,731
2,700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/51 - AGM Insured
6/30 at 100.00 2,582,277
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
11,065 5.000%, 6/01/43 6/28 at 100.00 10,826,579
2,610 5.000%, 6/01/48 6/28 at 100.00 2,433,657
1,140 (f) Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38
9/24 at 100.00 227,926
TOTAL NORTH DAKOTA 35,347,471

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO - 4.1% (2.5% of Total Investments)
Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016
:
$ 3,020 5.250%, 11/15/41 11/26 at 100.00 $ 3,078,898
8,255 5.250%, 11/15/46 11/26 at 100.00 8,371,260
10,940 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Refunding & Improvement Series 2015A, 5.000%, 11/01/43
11/24 at 100.00 10,961,411
8,655 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/38
2/28 at 100.00 8,687,517
25,315 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,381,587
1,095 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 1,021,479
40,660 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 37,710,544
5,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%,
1/01/43
1/29 at 100.00 4,945,688
1,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project, Series
2021, 4.000%, 7/01/51
7/31 at 100.00 912,270
5,165 Cuyahoga Community College District, Ohio, General Obligation Bonds,
Facilities Construction & Improvement Series 2018, 4.000%, 12/01/38
6/26 at 100.00 5,182,679
5,975 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
9/24 at 100.00 5,411,572
Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching
Communities Project, Series 2017A
:
1,500 5.000%, 1/01/47 1/27 at 100.00 1,462,432
1,120 5.000%, 1/01/52 1/27 at 100.00 1,068,550
Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching
Communities, Refunding & Improvement Series 2016
:
3,425 5.000%, 1/01/46 1/26 at 100.00 3,363,024
6,000 5.000%, 1/01/51 1/26 at 100.00 5,745,389
3,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 3,080,592
5,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/49
8/28 at 100.00 5,079,545
6,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call 6,698,266
3,000 Ohio Higher Educational Facility Commission, Revenue Bonds, University
of Dayton, Series 2018A, 5.000%, 12/01/48
6/28 at 100.00 3,096,668
1,755 (d) Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.550%,
9/01/49, (UB)
9/33 at 100.00 1,746,891
3,195 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50
1/30 at 100.00 3,309,167
7,065 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 6,688,404

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
$ 7,550 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 $ 8,771,109
2,400 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Green Series 2023B, 5.000%, 12/01/43
6/33 at 100.00 2,671,418
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,627,361
4,190 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 -
AGM Insured
No Opt. Call 4,384,964
3,670 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 3,675,806
TOTAL OHIO 154,134,491
OKLAHOMA - 0.5% (0.3% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
3,135 5.500%, 8/15/52 8/28 at 100.00 3,233,659
6,340 5.500%, 8/15/57 8/28 at 100.00 6,523,001
9,040 (d) Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2024B, 4.600%, 9/01/44,
(UB)
3/33 at 100.00 9,118,465
1,125 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/37
11/25 at 102.00 1,144,598
TOTAL OKLAHOMA 20,019,723
OREGON - 2.8% (1.7% of Total Investments)
1,035 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024, 5.250%, 8/01/49
2/34 at 100.00 1,106,009
Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A
:
760 5.000%, 6/15/38 6/27 at 100.00 790,866
1,000 5.000%, 6/15/39 6/27 at 100.00 1,038,671
1,725 5.000%, 6/15/40 6/27 at 100.00 1,787,411
1,185 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.375%, 11/15/55
11/25 at 102.00 1,154,268
4,170 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%,
8/01/45
8/30 at 100.00 4,145,164
2,250 Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023,
5.000%, 8/01/52
8/33 at 100.00 2,437,055
2,820 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 2,843,047
7,895 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2022A, 5.000%, 6/01/52
6/32 at 100.00 8,305,540
Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A
:
6,275 5.000%, 10/01/35 10/26 at 100.00 6,394,324
2,120 5.000%, 10/01/46 10/26 at 100.00 2,134,063
140 (e) 5.000%, 10/01/46, (Pre-refunded 10/01/26) 10/26 at 100.00 145,609
23,400 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51
1/32 at 100.00 22,520,602

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OREGON (continued)
$ 4,100 Port of Portland, Oregon, Portland International Airport, Revenue Bonds,
Series 2019 25A, 5.000%, 7/01/49
7/29 at 100.00 $ 4,309,202
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A
:
4,000 4.000%, 5/15/41 5/26 at 100.00 3,924,625
13,220 5.000%, 5/15/46 5/26 at 100.00 13,368,767
8,005 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/44
5/29 at 100.00 8,376,084
10,805 Tualatin Valley Water District, Oregon, Water Revenue Bonds, Series 2023,
5.000%, 6/01/48
6/33 at 100.00 11,844,299
10,000 University of Oregon, General Revenue Bonds, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 10,537,683
TOTAL OREGON 107,163,289
PENNSYLVANIA - 5.3% (3.3% of Total Investments)
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2020B
:
1,670 4.000%, 6/01/45 12/30 at 100.00 1,654,045
2,000 4.000%, 6/01/50 12/30 at 100.00 1,917,249
Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania,
Guaranteed Water Revenue Bonds, Series 1998
:
3,155 0.000%, 5/15/26 - AGM Insured No Opt. Call 2,953,100
4,145 0.000%, 11/15/26 - AGM Insured No Opt. Call 3,807,450
2,800 0.000%, 5/15/28 - AGM Insured No Opt. Call 2,431,568
3,000 0.000%, 11/15/28 - AGM Insured No Opt. Call 2,555,840
1,200 Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/42
11/27 at 100.00 1,231,484
895 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 954,239
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
:
3,595 5.000%, 7/01/42 7/27 at 100.00 3,734,703
5,000 5.000%, 7/01/47 7/27 at 100.00 5,142,731
95 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 - AMBAC
Insured
No Opt. Call 101,226
5,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 5,159,983
4,915 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47
6/27 at 100.00 4,128,379
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Capital Appreciation Series 2013B
:
4,480 0.000%, 12/01/31 No Opt. Call 3,362,579
5,180 0.000%, 12/01/32 No Opt. Call 3,719,977
5,210 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/43
9/28 at 100.00 5,387,579
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/44
9/29 at 100.00 944,549
5,000 (e) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 5,050,480

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 2,905 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/43
5/30 at 100.00 $ 2,919,382
630 (f) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 6/30/27
9/24 at 100.00 113,437
347 (f) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call 62,483
2,525 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Revenue Bonds, Villanova University Project, Series 2024, 5.000%, 8/01/49
8/34 at 100.00 2,792,798
5,910 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44
8/29 at 100.00 5,776,224
5,250 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A, 4.650%, 10/01/51, (UB)
10/32 at 100.00 5,293,825
16,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 15,357,864
16,805 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 18,325,237
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B
:
6,580 5.000%, 12/01/40 12/25 at 100.00 6,666,014
8,510 5.000%, 12/01/45 12/25 at 100.00 8,619,460
5,800 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2019A, 5.000%, 12/01/49
12/29 at 100.00 6,108,282
6,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/46
6/31 at 100.00 6,981,360
17,375 (d) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A, 5.250%, 12/01/53, (UB)
12/33 at 100.00 19,142,786
19,250 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 20,315,557
7,475 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/45
12/30 at 100.00 7,294,033
1,445 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 1,399,508
7,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 7,354,429
3,410 (e) Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
1997A, 5.125%, 8/01/27 - AMBAC Insured, (ETM)
10/21 at 100.00 3,608,550
8,135 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49
6/29 at 100.00 7,777,440
TOTAL PENNSYLVANIA 200,145,830
PUERTO RICO - 2.0% (1.2% of Total Investments)
3,996 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call 844,249
625 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/25 - SYNCORA GTY Insured
9/24 at 100.00 622,561
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
5,281 4.500%, 7/01/34 7/25 at 100.00 5,289,749
6,000 0.000%, 7/01/51 7/28 at 30.01 1,460,412

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 23,031 4.750%, 7/01/53 7/28 at 100.00 $ 22,936,753
24,161 5.000%, 7/01/58 7/28 at 100.00 24,287,874
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,371,899
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
5,951 4.329%, 7/01/40 7/28 at 100.00 5,918,981
5,000 4.329%, 7/01/40 7/28 at 100.00 4,973,098
8,291 4.784%, 7/01/58 7/28 at 100.00 8,241,060
TOTAL PUERTO RICO 75,946,636
RHODE ISLAND - 1.0% (0.6% of Total Investments)
3,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group Issue Series 2024,
5.250%, 5/15/54
5/34 at 100.00 3,204,220
1,315 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series
2016, 5.000%, 5/15/39
5/26 at 100.00 1,330,856
174,390 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/24 at 19.34 33,093,711
TOTAL RHODE ISLAND 37,628,787
SOUTH CAROLINA - 3.8% (2.3% of Total Investments)
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016
:
1,290 5.000%, 11/01/41 5/26 at 100.00 1,305,158
4,000 5.000%, 11/01/46 5/26 at 100.00 4,029,638
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2
:
26,955 0.000%, 1/01/31 - AMBAC Insured No Opt. Call 20,759,030
15,420 0.000%, 1/01/32 - AMBAC Insured No Opt. Call 11,352,267
4,000 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2024A, 5.000%, 1/01/54
1/34 at 100.00 4,299,370
1,370 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 5.000%, 4/01/54
4/26 at 103.00 1,353,201
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A
:
1,000 7.000%, 6/15/43 6/33 at 100.00 1,051,777
1,095 7.125%, 6/15/53 6/33 at 100.00 1,149,504
13,475 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44
6/30 at 100.00 13,188,707
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018
:
9,030 5.000%, 11/01/43 5/28 at 100.00 9,315,746
6,210 4.000%, 11/01/48 5/28 at 100.00 5,935,863
5,195 5.000%, 11/01/48 5/28 at 100.00 5,310,887
16,760 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 16,773,715
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
:
6,800 5.000%, 12/01/46 12/26 at 100.00 6,882,906
10,000 5.000%, 12/01/56 12/26 at 100.00 10,065,745
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 4,680,730

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SOUTH CAROLINA (continued)
$ 8,686 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/39
6/32 at 100.00 $ 8,721,161
17,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
10/24 at 100.00 17,330,981
TOTAL SOUTH CAROLINA 143,506,386
SOUTH DAKOTA - 1.2% (0.7% of Total Investments)
4,000 Clay County, South Dakota, General Obligation Bonds, Series 2023,
5.000%, 12/01/52
12/31 at 100.00 4,217,270
Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel
Village Project, Series 2017
:
3,000 5.000%, 11/01/42 11/26 at 100.00 2,831,637
3,150 5.125%, 11/01/47 11/26 at 100.00 2,906,550
22,800 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 22,022,942
2,500 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 2,503,599
9,325 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 9,415,489
TOTAL SOUTH DAKOTA 43,897,487
TENNESSEE - 1.4% (0.9% of Total Investments)
2,180 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35
7/28 at 100.00 2,276,767
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2016
:
5,000 5.000%, 9/01/36 9/26 at 100.00 5,045,731
1,000 5.000%, 9/01/47 9/26 at 100.00 992,347
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
445 5.000%, 4/01/31 4/27 at 100.00 454,272
1,755 5.000%, 4/01/36 4/27 at 100.00 1,780,157
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
4,100 5.250%, 7/01/48 - AGM Insured 1/34 at 100.00 4,501,354
10,000 5.250%, 7/01/56 - AGM Insured 1/34 at 100.00 10,869,132
4,170 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.250%, 5/01/53
5/33 at 100.00 4,477,679
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A
:
2,225 5.000%, 10/01/41 10/26 at 100.00 2,247,014
2,910 5.000%, 10/01/45 10/26 at 100.00 2,926,292
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A
:
5,000 5.000%, 7/01/40 7/26 at 100.00 5,071,156
6,000 5.000%, 7/01/46 7/26 at 100.00 6,051,059
7,325 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2023A-1, 5.000%, 5/01/53, (Mandatory Put 5/01/28)
2/28 at 100.22 7,630,622
TOTAL TENNESSEE 54,323,582

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS - 12.0% (7.4% of Total Investments)
$ 2,260 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023, 5.000%, 11/15/48
11/33 at 100.00 $ 2,447,976
14,615 (d) Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB)
11/25 at 100.00 14,777,637
8,805 Bastrop Independent School District, Bastrop County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/53
2/33 at 100.00 9,497,791
1,000 Cedar Hill Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 - FGIC Insured
No Opt. Call 738,289
7,750 (e) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 7,894,549
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A
:
1,925 4.350%, 12/01/42 9/24 at 100.00 1,836,370
1,000 4.400%, 12/01/47 9/24 at 100.00 920,921
10,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 10,674,012
10,000 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/50
11/32 at 100.00 10,771,684
6,125 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C, 4.000%, 11/01/45
11/30 at 100.00 6,002,623
9,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 8,751,865
160 (e) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 160,246
3,700 El Paso Independent School District, El Paso County, Texas, General
Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42
8/26 at 100.00 3,797,109
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C
:
3,500 4.000%, 10/01/40 4/30 at 100.00 3,501,736
27,280 4.000%, 10/01/45 4/30 at 100.00 26,373,794
12,695 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 12,223,048
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%, 10/01/48
4/28 at 100.00 5,496,434
9,275 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52
7/32 at 100.00 8,946,051
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015
:
2,845 4.000%, 12/01/45 6/25 at 100.00 2,680,092
2,320 5.000%, 12/01/45 6/25 at 100.00 2,336,511
7,570 (d) Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2024A, 5.250%, 8/15/54, (UB)
8/34 at 100.00 8,394,650
5,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48
2/28 at 100.00 4,796,280
4,040 (c),(d) Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond
Trust 2015-XF2184. Formerly Tender Options Bond Trust 3028, 7.105%,
8/15/28 - AGM Insured, (IF)
No Opt. Call 5,138,752
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A
:
1,195 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 542,400
2,390 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 1,030,072
2,660 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 1,087,864

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 7,260 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 $ 2,819,982
10,440 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 3,835,323
7,165 0.000%, 11/15/49 - AGM Insured 11/31 at 41.91 2,131,221
3,000 0.000%, 11/15/52 - AGM Insured 11/31 at 35.81 761,116
2,710 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 2,797,120
5,000 Houston, Texas, Combined Utility System Revenue Bonds, Combined First
Lien Series 2024A, 5.250%, 11/15/54
5/34 at 100.00 5,567,728
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
10,850 0.000%, 9/01/25 - AMBAC Insured No Opt. Call 10,440,278
1,715 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 1,251,044
Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A
:
2,725 5.000%, 8/15/40 8/25 at 100.00 2,761,083
4,000 4.000%, 8/15/41 8/25 at 100.00 3,968,253
8,305 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2015, 5.000%, 5/15/45
5/25 at 100.00 8,366,490
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
1,780 5.750%, 12/01/33 12/25 at 100.00 1,793,906
1,800 6.125%, 12/01/38 12/25 at 100.00 1,816,285
9,750 Midland Independent School District, Midland County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/15/54
2/33 at 100.00 9,379,593
Midtown Redevelopment Authority, Texas, Tax Increment Contract
Revenue, Refunding Series 2017
:
16,285 5.000%, 1/01/36 1/27 at 100.00 16,924,815
10,040 5.000%, 1/01/38 - AGM Insured 1/27 at 100.00 10,434,437
Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds,
Senior Lien Series 2018
:
2,100 5.000%, 9/15/43 9/25 at 100.00 2,115,837
1,815 5.000%, 9/15/48 9/25 at 100.00 1,826,862
4,240 New Braunfels, Comal County, Texas, Utility System Revenue Bonds,
Refunding Series 2022, 5.000%, 7/01/47
7/32 at 100.00 4,560,273
3,900 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
8/24 at 100.00 3,900,221
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
1,880 (e) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 2,292,519
7,990 (e) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 9,787,420
4,000 (e) North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 4,054,384
2,125 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call 1,900,607
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 2,005,487
14,610 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 5.000%, 1/01/43
1/28 at 100.00 15,143,356
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2018, 5.000%, 1/01/48
1/28 at 100.00 5,151,595

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A
:
$ 6,285 5.000%, 1/01/33 1/25 at 100.00 $ 6,317,970
8,000 5.000%, 1/01/35 1/25 at 100.00 8,038,041
10,500 Port of Houston Authority, Harris County, Texas, Revenue Bonds, First Lien
Series 2023, 5.000%, 10/01/53
10/33 at 100.00 11,318,557
2,250 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edwards University Project, Series 2016, 4.000%,
6/01/36
6/26 at 100.00 2,111,694
2,000 San Antonio, Texas, General Obligation Bonds, General Improvement
Series 2021, 4.000%, 8/01/41
8/31 at 100.00 2,019,094
7,975 Tarrant County College District, Texas, General Obligation Bonds, Series
2022, 5.000%, 8/15/39
8/32 at 100.00 8,905,737
2,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 2,410,985
1,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 1,384,909
2,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 2,556,308
10,500 (d) Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C, 5.125%, 1/01/54, (UB)
1/33 at 100.00 10,839,059
1,300 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A, 4.000%, 6/30/39
12/30 at 100.00 1,298,690
7,345 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
11/24 at 100.00 7,378,873
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C
:
3,650 5.000%, 8/15/33 11/24 at 100.00 3,666,833
6,385 5.000%, 8/15/37 11/24 at 100.00 6,414,446
34,120 5.000%, 8/15/42 11/24 at 100.00 34,277,351
1,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 1,020,724
4,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 3,855,740
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/49
10/29 at 100.00 4,821,261
10,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 10,045,625
17,220 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2022A, 5.000%, 2/15/52
2/32 at 100.00 18,450,205
7,000 West Harris County Regional Water Authority, Texas, Water System
Revenue Bonds, Series 2022, 5.000%, 12/15/57 - AGM Insured
12/32 at 100.00 7,439,037
TOTAL TEXAS 453,177,130
UTAH - 0.7% (0.4% of Total Investments)
1,045 (c) Black Desert Public Infrastructure District, Washington County, Utah,
Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024,
5.625%, 12/01/53
6/29 at 103.00 1,080,458

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTAH (continued)
$ 6,000 (d) Millard School District, Utah, Lease Revenue Bonds, Local Building
Authority Series 2024, 5.000%, 5/15/59 - BAM Insured, (UB)
5/34 at 100.00 $ 6,503,746
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B
:
3,560 5.000%, 7/01/42 7/27 at 100.00 3,668,065
1,975 5.000%, 7/01/47 7/27 at 100.00 2,024,627
4,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/48
7/28 at 100.00 4,143,235
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018
:
1,000 5.000%, 10/15/38 10/27 at 100.00 1,027,408
2,320 5.000%, 10/15/43 10/27 at 100.00 2,365,220
2,040 5.000%, 10/15/48 10/27 at 100.00 2,066,826
1,940 (d) Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C,
4.700%, 1/01/54, (UB)
1/33 at 100.00 1,945,778
TOTAL UTAH 24,825,363
VERMONT - 0.4% (0.2% of Total Investments)
University of Vermont and State Agricultural College, General Obligation
Bonds, Series 2015
:
1,000 4.000%, 10/01/40 10/25 at 100.00 997,682
10,000 5.000%, 10/01/45 10/25 at 100.00 10,123,794
2,730 Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, Middlebury College Project, Series 2023, 5.000%, 11/01/52
11/33 at 100.00 2,957,630
TOTAL VERMONT 14,079,106
VIRGIN ISLANDS - 0.1% (0.1% of Total Investments)
2,645 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 2,801,890
TOTAL VIRGIN ISLANDS 2,801,890
VIRGINIA - 0.6% (0.4% of Total Investments)
1,610 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/40
7/30 at 100.00 1,610,250
430 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 446,470
4,000 (d) Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB)
5/28 at 100.00 3,887,794
8,075 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52
7/32 at 100.00 7,881,713
425 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 469,243
1,800 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 2,070,962
7,505 Virginia Resources Authority, Infrastructure and State Moral Obligation
Revenue Bonds, Pooled Loan Bond Program, State Moral Series 2024A,
4.000%, 11/01/49
11/34 at 100.00 7,408,255
TOTAL VIRGINIA 23,774,687

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WASHINGTON - 3.7% (2.3% of Total Investments)
$ 7,000 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%,
11/01/41
11/26 at 100.00 $ 7,222,906
12,235 Chelan County Public Utility District 1, Washington, Columbia River-Rock
Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A,
0.000%, 6/01/26 - NPFG Insured
No Opt. Call 11,530,898
7,000 Douglas County Public Utility District 1, Washington, Revenue Bonds,
Wells Hydroelectric, Series 2022B, 5.000%, 9/01/47
3/32 at 100.00 7,524,630
4,200 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%,
12/01/36
12/26 at 100.00 4,296,485
7,500 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2018, 5.000%,
12/01/43
12/28 at 100.00 7,751,249
10,630 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 10,155,388
3,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015A, 5.000%, 4/01/40
10/24 at 100.00 3,004,539
10,535 Seattle, Washington, Drainage and Wastewater System Revenue Bonds,
Improvement Series 2023, 5.000%, 2/01/49
2/33 at 100.00 11,420,943
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 14,506,525
3,750 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022, 5.000%, 7/01/52
7/32 at 100.00 4,024,685
10,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2023, 5.000%, 3/01/53
3/33 at 100.00 10,766,844
5,250 Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%,
12/01/48
12/28 at 100.00 5,173,322
535 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 517,309
6,180 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 6,427,147
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A
:
4,000 5.000%, 10/01/32 9/24 at 100.00 4,009,875
10,000 4.250%, 10/01/40 9/24 at 100.00 9,491,705
3,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 3,000,449
5,160 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 4.000%, 10/01/45
4/30 at 100.00 5,024,992
2,600 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 3.000%, 7/01/58
7/31 at 100.00 1,768,723
2,525 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/45
5/30 at 100.00 2,374,836
500 (c) Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/46
1/25 at 102.00 440,683
9,000 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003C, 0.000%, 6/01/28 - FGIC Insured
No Opt. Call 7,948,360
TOTAL WASHINGTON 138,382,493

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WEST VIRGINIA - 0.6% (0.3% of Total Investments)
$ 12,690 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47
6/27 at 100.00 $ 12,920,740
2,065 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 5.000%, 6/01/47
6/31 at 100.00 2,201,592
5,750 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 5,708,040
TOTAL WEST VIRGINIA 20,830,372
WISCONSIN - 5.0% (3.1% of Total Investments)
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
43 (c),(f) 0.000%, 1/01/46 No Opt. Call 1,254
42 (c),(f) 0.000%, 1/01/47 No Opt. Call 1,146
42 (c),(f) 0.000%, 1/01/48 No Opt. Call 1,077
42 (c),(f) 0.000%, 1/01/49 No Opt. Call 1,008
41 (c),(f) 0.000%, 1/01/50 No Opt. Call 923
45 (c),(f) 0.000%, 1/01/51 No Opt. Call 958
1,163 (c),(f) 3.750%, 7/01/51 3/28 at 100.00 833,880
45 (c),(f) 0.000%, 1/01/52 No Opt. Call 886
44 (c),(f) 0.000%, 1/01/53 No Opt. Call 829
44 (c),(f) 0.000%, 1/01/54 No Opt. Call 775
43 (c),(f) 0.000%, 1/01/55 No Opt. Call 723
43 (c),(f) 0.000%, 1/01/56 No Opt. Call 679
42 (c),(f) 0.000%, 1/01/57 No Opt. Call 636
42 (c),(f) 0.000%, 1/01/58 No Opt. Call 593
42 (c),(f) 0.000%, 1/01/59 No Opt. Call 560
41 (c),(f) 0.000%, 1/01/60 No Opt. Call 523
41 (c),(f) 0.000%, 1/01/61 No Opt. Call 486
40 (c),(f) 0.000%, 1/01/62 No Opt. Call 457
40 (c),(f) 0.000%, 1/01/63 No Opt. Call 428
39 (c),(f) 0.000%, 1/01/64 No Opt. Call 405
39 (c),(f) 0.000%, 1/01/65 No Opt. Call 378
39 (c),(f) 0.000%, 1/01/66 No Opt. Call 345
501 (c),(f) 0.000%, 1/01/67 No Opt. Call 4,072
1,950 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group, Series
2021A, 4.000%, 7/01/56
1/31 at 100.00 1,472,870
8,335 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48
6/26 at 100.00 8,338,615
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43
5/28 at 100.00 9,654,666
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
:
9,830 4.000%, 8/15/46 8/31 at 100.00 9,641,665
8,000 4.000%, 8/15/51 8/31 at 100.00 7,465,202
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 10,012,461
2,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/35
2/26 at 100.00 2,021,535
7,625 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
9/24 at 100.00 7,628,485
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 2,415 4.000%, 10/01/51 10/28 at 102.00 $ 1,864,819
2,470 4.000%, 10/01/61 10/28 at 102.00 1,794,843
5,155 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A,
4.000%, 11/15/34
5/26 at 100.00 5,157,900
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Benevolent Corporation Cedar Community, Series 2017
:
1,110 5.000%, 6/01/37 6/25 at 103.00 1,094,426
955 5.000%, 6/01/41 6/25 at 103.00 907,971
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A
:
1,000 (e) 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 1,054,614
1,110 (e) 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 1,170,622
1,100 (e) 5.000%, 9/01/32, (Pre-refunded 9/01/27) 9/27 at 100.00 1,160,076
1,725 (e) 5.000%, 9/01/33, (Pre-refunded 9/01/27) 9/27 at 100.00 1,819,210
1,775 (e) 5.000%, 9/01/34, (Pre-refunded 9/01/27) 9/27 at 100.00 1,871,940
1,910 (e) 5.000%, 9/01/35, (Pre-refunded 9/01/27) 9/27 at 100.00 2,014,313
2,065 (e) 5.000%, 9/01/36, (Pre-refunded 9/01/27) 9/27 at 100.00 2,177,779
15,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2022A, 4.000%,
4/01/41
10/32 at 100.00 14,849,850
18,595 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marquette University, Series 2016, 5.000%, 10/01/46
10/26 at 100.00 18,884,476
8,215 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 8,253,691
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41
11/26 at 100.00 5,137,190
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2022
:
10,000 4.000%, 12/01/46 12/31 at 100.00 9,650,508
10,000 4.000%, 12/01/51 12/31 at 100.00 9,337,911
1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 1,115,324
11,480 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 11,487,680
29,080 (d) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024B, 4.750%, 3/01/51, (UB)
9/33 at 100.00 29,452,110
TOTAL WISCONSIN 187,345,773
TOTAL MUNICIPAL BONDS
(cost $5,714,181,921) 6,145,663,722
TOTAL LONG-TERM INVESTMENTS
(cost $5,714,181,921) 6,145,663,722
FLOATING RATE OBLIGATIONS - (6.1)% (230,500,000)
AMTP SHARES, NET- (2.1)%(i) (77,972,509)
MFP SHARES, NET - (25.5)%(j) (962,287,246)
VRDP SHARES, NET- (30.6)%(k) (1,155,053,897)
OTHER ASSETS & LIABILITIES, NET -  1.4% 52,712,930
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 3,772,563,000

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NEA
include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,145,590,289 $ 73,433 $ 6,145,663,722
Total
$ – $ 6,145,590,289 $ 73,433 $ 6,145,663,722
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $129,647,591 or 2.1% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i) AMTP Shares, Net as a percentage of Total Investments is 1.3%.
(j) MFP Shares, Net as a percentage of Total Investments is 15.7%.
(k) VRDP Shares, Net as a percentage of Total Investments is 18.8%.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.